Earnings per share	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Earnings Per Share [Abstract]
Earnings per share

Note 6: Earnings per share

Basic earnings per share (“EPS”) represents net income divided by the weighted average number of common shares outstanding during the period. Diluted EPS represents net income divided by the basic weighted average number of common shares plus, if dilutive, potential common shares outstanding during the period. Potential common shares consist of incremental common shares issuable upon the exercise of outstanding stock options. The dilutive effect of potential common shares is determined using the treasury stock method.

The following tables set forth the computation of EPS, basic and diluted for the thirty-nine weeks ended November 2, 2014 and November 3, 2013, respectively:

	THIRTY-NINE WEEKS ENDED NOVEMBER 2, 2014	THIRTY-NINE WEEKS ENDED NOVEMBER 3, 2013
Numerator:
Net loss	$(7,024)	$(2,708)
Denominator:
Basic weighted average common shares outstanding	33,763,436	33,186,273
Potential common shares for stock options	—	—
Diluted weighted average common shares outstanding	33,763,436	33,186,273
Net Loss per share:
Basic	$(0.21)	$(0.08)
Diluted	$(0.21)	$(0.08)

As of November 2, 2014 and November 3, 2013, respectively, we had approximately 3,994,048 and 2,102,952 stock option awards outstanding under the Dave & Buster’s Entertainment, Inc. 2010 Management Incentive Plan (the “2010 Stock Incentive Plan”) and 444,969 stock option awards outstanding under the 2014 Omnibus Incentive Plan (the “2014 Stock Incentive Plan”), which were not included in the dilutive earnings per share calculation because the effect would have been anti-dilutive. In connection with the IPO, all unvested performance-based stock options were modified and became fully vested. As of November 3, 2013, 420,772 unvested Adjusted EBITDA performance-based stock options and 1,528,538 unvested internal rate of return performance-based stock options granted under the 2010 Stock Incentive Plan were not included in the earnings per share calculation as they did not meet the criteria for inclusion per GAAP guidance.

Note 15: Earnings per share

Basic earnings per share (“EPS”) represents net income divided by the weighted average number of common shares outstanding during the period. Diluted EPS represents net income divided by the basic weighted average number of common shares plus, if dilutive, potential common shares outstanding during the period. Potential common shares consist of incremental common shares issuable upon the exercise of outstanding stock options. The dilutive effect of potential common shares is determined using the treasury stock method, whereby outstanding stock options are assumed exercised at the beginning of the reporting period and the exercise proceeds from such stock options, unamortized compensation cost, and excess tax benefits arising in connection with these stock-based awards are assumed to be used to repurchase our common stock at the average market price during the period.

The following table sets forth the computation of EPS, basic and diluted for the fiscal year ended February 2, 2014, February 3, 2013, and January 29, 2012:

(in thousands, except per share data)	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Numerator:
Net income (loss)	$2,169	$8,782	$(6,985)

Denominator:
Basic weighted average common shares outstanding	33,187,776	33,186,426	34,478,732
Potential common shares for stock options	842,339	561,109	—
Diluted weighted average common shares outstanding	34,030,115	33,747,535	34,478,732

Earnings (loss) per shares:	$0.07	$0.26	$(0.20)
Basic	$0.06	$0.26	$(0.20)
Diluted

We had approximately 1,303,236 and 1,117,268 time-based stock option awards outstanding under our stock option plan as of February 2, 2014 and February 3, 2013, respectively. Performance based stock options under our stock option plan were not included in the earnings per share calculation as they did not meet the criteria for inclusion per GAAP guidance.